As filed with the Securities and Exchange Commission on May 29, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-08360

GUINNESS ATKINSON FUNDS
(Exact name of registrant as specified in charter)

21550 Oxnard Street, Suite 750, Woodland Hills, California 91367
(Address of principal executive offices) (Zip code)

James J. Atkinson, Jr.
21550 Oxnard Street, Suite 750, Woodland Hills, California 91367
(Name and address of agent for service)

Copies to:

Susan Penry-Williams, Esq.
Kramer, Levin, Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036

(800) 915-6566
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2008

Date of reporting period:  March 31, 2008

Item 1. Schedule of Investments.

GUINNESS ATKINSON ALTERNATIVE ENERGY FUND

SCHEDULE OF INVESTMENTS IN SECURITIES
at March 31, 2008 (Unaudited)

Shares	Value
	COMMON STOCKS: 101.8%
	Biofuel: 3.1%
2,754,737	Babcock & Brown Environmental Investments, Ltd. *	$ 1,247,629
141,000	Carotech Bhd *	12,387
25,000	Futurefuel Corporation	137,500
1,200,000	Maple Energy PLC *	2,216,390
3,098,590	Natural Fuel, Ltd. *	406,742
		4,020,648
	Biomass: 2.8%
1,989,155	Novera Energy PLC *	3,616,848
		3,616,848
	Efficiency: 6.1%
146,000	Applied Intellectual Capital *	716,053
760,987	Carmanah Technologies Corporation *	689,481
170,948	Echelon Corporation *	2,307,798
488,561	VRB Power Systems, Inc. *	90,434
1,200,000	VRB Power Systems, Inc. (a) *	222,125
97,700	WFI Industries, Ltd.	2,093,062
262,859	Xantrex Technology, Inc. *	1,790,038
		7,908,991
	Geothermal: 6.5%
351,369	Geodynamics, Ltd. *	509,282
91,719	Ormat Technologies, Inc.	3,944,834
28,771,000	PNOC Energy Development Corporation	4,070,011
		8,524,127
	Hydro: 6.2%
124,087	Boralex, Inc. *	2,144,579
322,600	Canadian Hydro Developers, Inc. *	2,039,723
109,042	Cia Energetica de Minas Gerais - ADR	1,967,118
31,200	CPFL Energia SA - ADR	1,902,576
		8,053,996
	Solar: 46.6%
176,610	Conergy AG	3,745,316
200,000	Daystar Technologies, Inc. *	592,000
243,500	E-Ton Solar Tech Co., Ltd.	2,026,143
783,218	Jetion Holdings, Ltd. *	1,686,288
84,300	LDK Solar Co., Ltd. *	2,276,100
47,480	MEMC Electronic Materials, Inc. *	3,366,332
301,388	Motech Industries	2,086,803
54,790	Q-Cells AG *	5,459,166
154,390	Renewable Energy Corporation AS *	4,348,310
302,318	SAG Solarstrom AG	1,038,795
277,500	SAG Solarstrom AG (Convertible Bond)*	438,103
572,000	Solar Integrated Technologies *	1,027,996
45,425	Solar Millennium	2,007,426
141,117	Solar-Fabrik AG	2,255,315
285,300	Solaria Energia Y Medio NPV *	5,365,575
92,854	Solarworld AG	4,433,338
61,478	Solon AG Fuer Solartechnik	4,368,997
66,200	SunPower Corporation *	4,932,562
129,811	Suntech Power Holdings Co., Ltd. *	5,265,134
20,350	Wacker Chemie AG	4,169,512
		60,889,211

GUINNESS ATKINSON ALTERNATIVE ENERGY FUND

SCHEDULE OF INVESTMENTS IN SECURITIES
at March 31, 2008 (Unaudited)

Shares	Value
		COMMON STOCKS: 101.8% - (continued)
		Wind: 30.5%
	15,120	Acciona SA *	$ 4,048,410
	1,472,543	Babcock & Brown Wind Partners	2,079,259
	354,367	Clipper Windpower PLC *	3,588,025
	1,779,100	Composite Technology Corporation *	1,476,653
	33,320	EDF Energies Nouvelles SA	2,040,246
	84,682	Gamesa Corporation Tecnologica SA	3,865,855
	119,700	Greentech Energy Systems *	2,109,024
	597,600	Iberdrola Renovables *	4,160,660
	367,549	Innergex Renewable Energy, Inc. *	3,867,241
	117,500	Nordex AG *	4,525,923
	133,447	Theolia SA *	4,049,469
	36,715	Vestas Wind Systems A/S	4,041,452
			39,852,217

		TOTAL COMMON STOCKS	132,866,038

		WARRANTS: 0.0%
	25,000	Futurefuel Corporation *	20,000
			20,000

		TOTAL WARRANTS	20,000

		TOTAL INVESTMENTS
		(cost $138,293,673) + : 101.8%	132,886,038
		LIABILITIES IN EXCESS OF OTHER ASSETS: (1.8%)	(2,344,585)
		NET ASSETS: 100.0%	$ 130,541,453

*	Non-income producing security.
(a)	Restricted Security.
ADR American Depository Receipt

+	At March 31, 2008, the aggregate unrealized appreciation and depreciation of securities, based on
	their cost for federal income tax purposes, was as follows**:
		Cost of investments for tax purposes	$ 138,293,673
		Gross tax unrealized appreciation	12,274,894
		Gross tax unrealized depreciation	(17,682,529)
		Net tax unrealized depreciation	$ (5,407,635)

**	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
	Statements section in the Fund's most recent semi-annual or annual report.

	FAS 157 - Summary of Fair Value Exposure at March 31, 2008
	Various inputs are used in determining the value of the Fund's investments. These inputs are summarized
	in the three broad levels listed below:
	Level 1 - Quoted prices in active markets for identical securities.
	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates,
	prepayment speeds, credit risk, etc.)
	Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair
	value of investments)

	The inputs or methodology used for valuing securities are not an indication of the risk associated with
	investing in those securities.

	The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund's investments
	carried at fair value:

GUINNESS ATKINSON ALTERNATIVE ENERGY FUND

SCHEDULE OF INVESTMENTS IN SECURITIES
at March 31, 2008 (Unaudited)

Shares	Value

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Assets
Securities	$ 132,886,038	$ 42,741,682	$ 90,144,356	$ —
Other Financial Instruments	—	—	—	—
Total	$ 132,886,038	$ 42,741,682	$ 90,144,356	$ —

GUINNESS ATKINSON ASIA FOCUS FUND

SCHEDULE OF INVESTMENTS IN SECURITIES
at March 31, 2008 (Unaudited)

Shares	Value
	COMMON STOCKS: 100.4%
	Bermuda: 3.1%
1,049,000	Pacific Basin Ship	$ 1,744,774

	China: 17.0%
554,000	Angang Steel Co., Ltd.	1,284,788
506,000	China Shipping Container Lines Co., Ltd.	1,615,105
178,000	Dongfang Electrical Machinery Co., Ltd.	727,977
422,000	Guangzhou R&F Properties Co., Ltd.	1,137,276
562,000	Jiangxi Copper Co., Ltd.	1,079,021
1,088,000	PetroChina Co., Ltd.	1,362,239
1,450,000	Shenzhen Expressway Co., Ltd.	1,119,999
762,800	Yanzhou Coal Mining Co., Ltd.	1,084,629
		9,411,034
	Hong Kong: 17.0%
618,000	Chen Hsong Holdings	298,135
94,000	China Mobile, Ltd.	1,412,323
979,000	CNOOC, Ltd.	1,442,264
1,752,000	CNPC Hong Kong, Ltd.	813,478
3,098,000	Denway Motors, Ltd.	1,324,476
128,840	Esprit Holdings, Ltd.	1,563,385
84,090	HSBC Holdings PLC	1,379,209
253,000	Kingboard Chemical Holdings, Ltd.	901,551
1,071,000	Victory City International Holdings	302,102
		9,436,923
	Indonesia: 9.2%
2,084,000	Bumi Resources Tbk	1,418,118
430,000	Indo Tambangray PT *	957,632
1,830,000	International Nickel Indonesia Tbk PT	1,391,635
1,286,000	Telekomunikasi Indonesia Tbk PT	1,356,563
		5,123,948
	Malaysia: 7.9%
179,700	Digi.Com Bhd	1,374,385
684,250	IOI Corporation Bhd	1,526,019
1,374,000	Resorts World Bhd	1,484,963
		4,385,367
	Singapore: 10.2%
875,000	Ausgroup, Ltd.	595,732
479,000	Indofood Agri Resources, Ltd. *	823,826
896,480	Jurong Technologies Industrial Corporation, Ltd.	196,830
306,000	Singapore Petroleum Co., Ltd.	1,513,679
470,650	Singapore Telecommunications, Ltd.	1,347,194
484,000	Straits Asia Resources	1,154,647
		5,631,908
	South Korea: 13.5%
4,360	Hyundai Mipo Dockyard	982,567
9,200	Korea Zinc Co., Ltd.	1,116,924
14,440	KT&G Corporation	1,134,142
2,450	POSCO	1,172,810
68,700	Samho International Co., Ltd.	965,926
1,590	Samsung Electronics Co., Ltd.	1,005,440
20,880	Shinhan Financial Group, Ltd.	1,103,068
		7,480,877

GUINNESS ATKINSON ASIA FOCUS FUND

SCHEDULE OF INVESTMENTS IN SECURITIES
at March 31, 2008 (Unaudited)

Shares	Value
		COMMON STOCKS: 100.4% - (continued)
		Taiwan: 12.4%
	857,607	China Steel Corporation	$ 1,364,285
	1,091,723	Coretronic Corporation	1,300,623
	176,938	HON HAI Precision Industry Co., Ltd.	1,018,667
	297,477	Novatek Microelectronics Corporation, Ltd.	1,093,090
	221,250	Shin Zu Shing Co., Ltd.	1,049,947
	657,172	Wistron Corporation	1,050,010
			6,876,622

		Thailand: 10.1%
	199,500	Electricity Generating PCL	624,398
	1,270,000	Glow Energy	1,290,773
	1,507,000	Hana Microelectronics PCL	885,485
	838,184	Mermaid Maritime PCL*	535,055
	247,000	PTT Exploration & Production PCL	1,184,596
	110,500	PTT PCL	1,109,036
			5,629,343

		TOTAL COMMON STOCKS	55,720,796

		WARRANTS: 0.0%
	137,400	Genting International PLC Warrants	$ —
			—

		TOTAL WARRANTS	—

		TOTAL INVESTMENTS
		(cost $47,776,381) + : 100.4%	55,720,796
		LIABILITIES IN EXCESS OF OTHER ASSETS: (0.4%)	(204,301)
		NET ASSETS: 100.0%	$ 55,516,495

*	Non-income producing security.

+	At March 31, 2008, the aggregate unrealized appreciation and depreciation of securities, based on
	their cost for federal income tax purposes, was as follows**:
		Cost of investments for tax purposes	$ 47,776,381
		Gross tax unrealized appreciation	12,569,051
		Gross tax unrealized depreciation	(4,624,636)
		Net tax unrealized depreciation	$ 7,944,415

**	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
	Statements section in the Fund's most recent semi-annual or annual report.

	FAS 157 - Summary of Fair Value Exposure at March 31, 2008
	Various inputs are used in determining the value of the Fund's investments. These inputs are summarized
	in the three broad levels listed below:
	Level 1 - Quoted prices in active markets for identical securities.
	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates,
	prepayment speeds, credit risk, etc.)
	Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair
	value of investments)

	The inputs or methodology used for valuing securities are not an indication of the risk associated with
	investing in those securities.

	The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund's investments
	carried at fair value:

GUINNESS ATKINSON ASIA FOCUS FUND

SCHEDULE OF INVESTMENTS IN SECURITIES
at March 31, 2008 (Unaudited)

Shares	Value

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Assets
Securities	$ 55,720,796	$ 5,861,525	$ 49,859,271	$ —
Other Financial Instruments	—	—	—	—
Total	$ 55,720,796	$ 5,861,525	$ 49,859,271	$ —

SCHEDULE OF INVESTMENTS BY INDUSTRY
at March 31, 2008 (Unaudited)
GUINNESS ATKINSON ASIA FOCUS FUND
% of
Industry	Net Assets

Telecommunication Services	9.9%
Electronic Components	8.0%
Steel-Producers	6.9%
Oil & Gas	6.5%
Energy	5.6%
Transportation	4.9%
Non-Ferrous Metals	4.5%
Metal Processors & Fabrication	3.8%
Coal	3.7%
Electric-Generation	3.5%
Industrials	3.1%
Distribution/Wholesale	2.8%
Agricultural Operations	2.8%
Oil Refining & Marketing	2.7%
Entertainment	2.7%
Commercial Banks Non-US	2.5%
Auto-Cars/Light Trucks	2.4%
Oil & Gas - Exploration & Production	2.1%
Real Estate Operation/Development	2.1%
Tobacco	2.0%
Oil/Integrated	2.0%
Diversified Finan Services	2.0%
Semiconductors	2.0%
Computers	1.9%
Shipbuilding	1.8%
Building & Construction	1.7%
Circuit Boards	1.6%
Food-Misc/Diversified	1.5%
Power Conv/Supply Equip	1.3%
Information Technology	1.1%
Textile-Products	0.5%
Machinery-General Industry	0.5%
Total Investments	100.4%
Liabilities in Excess of Other Assets	-0.4%
Net Assets	100.0%

GUINNESS ATKINSON ASIA PACIFIC DIVIDEND FUND

SCHEDULE OF INVESTMENTS IN SECURITIES
at March 31, 2008 (Unaudited)

Shares	Value
	COMMON STOCKS: 100.1%
	Australia: 5.6%
6,600	Incitec Pivot, Ltd.	$ 853,335
143,140	OneSteel, Ltd.	838,087
		1,691,422
	Bermuda: 3.3%
591,000	Pacific Basin Ship	982,995

	China: 10.2%
275,801	Angang Steel Co., Ltd.	639,613
246,000	China Shipping Container Lines Co., Ltd.	785,209
951,000	People's Food Holdings, Ltd.	725,601
346,000	PetroChina Co., Ltd.	433,212
340,000	Yanzhou Coal Mining Co., Ltd.	483,447
		3,067,082
	Hong Kong: 16.6%
294,500	BOC Hong Kong Holdings, Ltd.	715,578
90,500	CLP Holdings, Ltd.	748,871
59,000	Esprit Holdings, Ltd.	715,925
9,400	HSBC Holdings PLC - ADR	773,620
313,000	Industrial and Commercial Bank of China (Asia), Ltd.	781,604
1,736,000	Modern Beauty Salon Holdings, Ltd.	594,491
138,000	Vtech Holdings, Ltd.	674,210
		5,004,299
	Indonesia: 2.6%
742,500	Telekomunikasi Indonesia Tbk PT	783,241

	Malaysia: 2.5%
100,400	Digi.Com Bhd	767,881

	New Zealand: 2.4%
129,800	New Zealand Refining Co., Ltd.	710,384

	Philippines: 2.5%
20,930	Globe Telecom, Inc.	756,633

	Singapore: 9.7%
2,728,700	Jurong Technologies Industrial Corporation, Ltd.	599,111
154,000	Singapore Petroleum Co., Ltd.	761,786
291,000	Singapore Telecommunications, Ltd.	832,963
53,000	United Overseas Bank, Ltd.	741,619
		2,935,479
	South Korea: 6.3%
11,140	Kookmin Bank	625,260
8,340	KT&G Corporation	655,038
1,320	POSCO	631,881
		1,912,179
	Taiwan: 16.3%
608,247	China Steel Corporation	967,602
661,282	Compal Electronics, Inc.	635,865
	COMMON STOCKS: 100.1% - (continued)
	Taiwan: 16.3% - (continued)
207,400	Depo Auto Parts Industrial Co., Ltd.	$ 678,305

GUINNESS ATKINSON ASIA PACIFIC DIVIDEND FUND

SCHEDULE OF INVESTMENTS IN SECURITIES
at March 31, 2008 (Unaudited)

Shares	Value
	621,223	Greatek Electronics, Inc.	842,314
	194,479	Novatek Microelectronics Corporation, Ltd.	714,620
	353,000	U-Ming Marine Transport Corporation	1,073,272
			4,911,978
		Thailand: 22.1%
	1,217,500	Delta Electronics (Thailand) PCL	815,920
	811,000	Glow Energy	824,266
	1,215,400	Hana Microelectronics PCL	714,146
	2,724,900	Krung Thai Bank PCL	866,708
	234,700	PTT Chemical PCL	782,706
	76,400	PTT PCL	766,791
	1,426,400	Thai Plastic & Chemical PCL	974,038
	1,900,200	Thanachart Capital PCL	935,465
			6,680,040

		TOTAL COMMON STOCKS	30,203,613

		WARRANTS: 0.0%
	38,555	Industrial and Commercial Bank of China (Asia), Ltd. Warrants *	$ 5,598
			5,598

		TOTAL WARRANTS	5,598

		TOTAL INVESTMENTS
		(cost $30,223,041) + : 100.1%	30,209,211
		LIABILITIES IN EXCESS OF OTHER ASSETS: (0.1%)	(38,064)
		NET ASSETS: 100.0%	$ 30,171,147

*	Non-income producing security.
ADR American Depository Receipt

+	At March 31, 2008, the aggregate unrealized appreciation and depreciation of securities, based on
	their cost for federal income tax purposes, was as follows**:
		Cost of investments for tax purposes	$ 30,223,041
		Gross tax unrealized appreciation	3,072,974
		Gross tax unrealized depreciation	(3,086,804)
		Net tax unrealized depreciation	$ (13,830)

**	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
	Statements section in the Fund's most recent semi-annual or annual report.

	FAS 157 - Summary of Fair Value Exposure at March 31, 2008
	Various inputs are used in determining the value of the Fund's investments. These inputs are summarized
	in the three broad levels listed below:
	Level 1 - Quoted prices in active markets for identical securities.
	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates,
	prepayment speeds, credit risk, etc.)
	Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair
	value of investments)

	The inputs or methodology used for valuing securities are not an indication of the risk associated with
	investing in those securities.

	The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund's investments
	carried at fair value:

GUINNESS ATKINSON ASIA PACIFIC DIVIDEND FUND

SCHEDULE OF INVESTMENTS IN SECURITIES
at March 31, 2008 (Unaudited)

Shares	Value

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Assets
Securities	$ 30,209,211	$ 6,592,550	$ 23,616,661	$ —
Other Financial Instruments	—	—	—	—
Total	$ 30,209,211	$ 6,592,550	$ 23,616,661	$ —

SCHEDULE OF INVESTMENTS BY INDUSTRY
at March 31, 2008 (Unaudited)
GUINNESS ATKINSON ASIA PACIFIC DIVIDEND FUND
% of
Industry	Net Assets

Telecommunication Services	15.4%
Commercial Banks Non-US	14.9%
Steel-Producers	7.4%
Transportation	6.2%
Semiconductors	5.2%
Oil Refining & Marketing	4.9%
Electronic Components	4.7%
Industrials	3.3%
Chemicals-Plastics	3.2%
Finance-Commercial	3.1%
Agricultural Chemicals	2.8%
Electric-Generation	2.7%
Petrochemicals	2.6%
Oil/Integrated	2.5%
Electric-Integrated	2.5%
Food-Meat Products	2.4%
Circuit Boards	2.4%
Distribution/Wholesale	2.4%
Auto/Truck Parts & Equipment Replacement	2.2%
Tobacco	2.2%
Computers	2.1%
Retail	2.0%
Coal	1.6%
Oil & Gas	1.4%
Total Investments	100.1%
Liabilities in Excess of Other Assets	-0.1%
Net Assets	100.0%

GUINNESS ATKINSON CHINA & HONG KONG FUND

SCHEDULE OF INVESTMENTS IN SECURITIES
at March 31, 2008 (Unaudited)

Shares	Value
	COMMON STOCKS: 100.2%
	Agricultural Operations: 2.1%
4,033,800	Chaoda Modern Agriculture	$ 4,607,728

	Auto - Cars/Light Trucks: 2.5%
12,872,000	Denway Motors, Ltd.	5,503,118

	Batteries/Battery System: 2.6%
3,072,600	BYD Co., Ltd.	5,677,646

	Coal: 6.5%
2,615,000	China Coal Energy Co.	4,624,586
6,653,200	Yanzhou Coal Mining Co., Ltd.	9,460,214
		14,084,800
	Commercial Banks: 12.3%
2,842,000	BOC Hong Kong Holdings, Ltd.	6,920,247
324,650	Dah Sing Financial Holdings, Ltd.	2,139,979
413,000	Hang Seng Bank	7,529,872
453,686	HSBC Holdings PLC	7,441,169
188,400	Wing Hang Bank, Ltd.	2,872,917
		26,904,184
	Computers: 4.1%
13,662,000	Lenovo Group, Ltd.	8,918,942

	Distribution/Wholesale: 3.7%
671,071	Esprit Holdings, Ltd.	8,142,986

	Diversified Operations: 8.1%
893,000	Shanghai Industrial Holdings, Ltd.	3,398,812
249,500	Swire Pacific, Ltd. - Class A	2,827,634
3,724,000	Tianjin Development Holdings, Ltd.	2,567,226
1,886,298	Wharf Holdings, Ltd.	8,968,786
		17,762,458
	Electronics: 2.1%
1,278,000	Kingboard Chemical Holdings, Ltd.	4,554,078
43,181	Kingboard Laminates Holdings, Ltd.	25,661
		4,579,739
	Industrials: 4.9%
919,000	Beijing Enterprise	3,579,327
4,240,000	Pacific Basin Ship	7,052,281
		10,631,608
	Machinery - Diversified: 0.8%
3,510,000	Chen Hsong Holdings, Ltd.	1,693,293

	Medical - Drugs: 0.0%
1,240,000	Far East Pharmaceutical Technology *+^	—

	Metal - Processors & Fabercations: 2.0%
2,270,000	Jiangxi Copper Co., Ltd.	4,358,322

GUINNESS ATKINSON CHINA & HONG KONG FUND

SCHEDULE OF INVESTMENTS IN SECURITIES
at March 31, 2008 (Unaudited)

Shares	Value
	COMMON STOCKS: 100.2% - (continued)
	Oil & Gas: 10.3%
7,602,000	CNOOC, Ltd.	$ 11,199,274
6,210,000	CNPC Hong Kong, Ltd.	2,883,390
6,796,000	PetroChina Co., Ltd.	8,508,986
		22,591,650
	Power Conversion/Supply Equipment: 2.4%
1,284,000	Dongfang Electrical Machinery Co., Ltd.	5,251,247

	Real Estate: 12.6%
2,130,000	Guangzhou R&F Properties Holdings, Ltd.	5,740,278
6,878,000	Midland Holdings, Ltd.	6,895,565
2,409,000	Sino Land Co.	5,267,275
6,839,000	Soho China, Ltd. *	4,646,291
1,774,000	Wheelock & Co., Ltd.	4,997,932
		27,547,341
	Retail: 0.6%
698,000	Glorious Sun Enterprises, Ltd.	341,335
2,560,000	Modern Beauty Salon Holdings, Ltd.	876,669
		1,218,004
	Steel Producers: 3.7%
3,528,000	Angang Steel Co., Ltd.	8,181,824

	Telecommunications: 9.1%
1,018,000	China Mobile, Ltd.	15,295,155
919,000	Vtech Holdings, Ltd.	4,489,846
		19,785,001
	Textiles: 0.7%
5,512,000	Victory City International Holdings, Ltd.	1,554,795

	Transportation: 8.4%
4,510,000	China Shipping Container Lines Co., Ltd.	14,395,499
5,204,000	Shenzhen Expressway Co., Ltd.	4,019,638
		18,415,137
	Water Treatment Systems: 0.7%
2,628,000	Bio-Treat Technology, Ltd.	968,575
1,126,000	Sinomem Technology, Ltd.	525,878
		1,494,453

	TOTAL COMMON STOCKS	218,904,276

	WARRANTS: 0.0%
100	Surface Mount Technology Holdings, Ltd. *	$ —
		—

	TOTAL WARRANTS	—

	TOTAL INVESTMENTS
	(cost $164,688,244) + : 100.2%	218,904,276
	LIABILITIES IN EXCESS OF OTHER ASSETS: (0.2%)	(542,775)
	NET ASSETS: 100.0%	$ 218,361,501

GUINNESS ATKINSON CHINA & HONG KONG FUND

SCHEDULE OF INVESTMENTS IN SECURITIES
at March 31, 2008 (Unaudited)

Shares	Value
*		Non-income producing security.
^	Fair valued under direction of the Board of Trustees.
+		Illiquid

+	At March 31, 2008, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows**:
			Cost of investments for tax purposes	$ 164,688,244
			Gross tax unrealized appreciation	63,724,773
			Gross tax unrealized depreciation	(9,508,741)
			Net tax unrealized depreciation	$ 54,216,032

**	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2008
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund's investments carried at fair value:

	Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Assets
Securities	$ 218,904,276	$ —	$ 218,904,276	$ —
Other Financial Instruments	—	—	—	—
Total	$ 218,904,276	$ —	$ 218,904,276	$ —

GUINNESS ATKINSON GLOBAL ENERGY FUND

SCHEDULE OF INVESTMENTS IN SECURITIES
at March 31, 2008 (Unaudited)

Shares	Value
	COMMON STOCKS: 99.5%
	Coal: 2.0%
26,830	Peabody Energy Corporation	$ 1,368,330

	Machinery - General Industry: 0.2%
914,780	Shandong Molong Petroleum Machinery Co., Ltd.	109,169

	Oil & Gas - Drilling: 9.3%
42,482	Ensign Energy Services, Inc.	828,160
29,663	Hercules Offshore, Inc. *	745,135
63,170	Patterson-UTI Energy, Inc.	1,653,791
16,491	Transocean, Inc.	2,229,583
14,110	Unit Corporation *	799,332
		6,256,001
	Oil & Gas - Exploration & Production: 25.1%
99,000	Afren PLC *	242,894
24,170	Anadarko Petroleum Corporation	1,523,435
13,309	Apache Corporation	1,607,993
91,089	Coastal Energy Co.	332,782
31,759	Dragon Oil PLC *	284,097
20,336	EnCana Corporation	1,549,296
67,091	Granby Oil & Gas PLC *	79,730
5,960	Grey Wolf Exploration, Inc. *	12,716
74,878	Nexen, Inc.	2,222,012
130,088	OPTI Canada, Inc. *	2,192,530
34,020	Pioneer Natural Resources Co.	1,671,062
42,430	Plains Exploration & Production Co. *	2,254,730
42,200	Synenco Energy, Inc. - Class A *	298,066
62,740	Westernzagros Resources, Ltd.	149,141
38,311	Whiting Petroleum Corporation *	2,476,806
		16,897,290
	Oil & Gas - Field Services: 7.2%
60,900	Halliburton Co.	2,395,197
70,780	Helix Energy Solutions Group, Inc. *	2,229,570
84,900	Kentz Corporation *	245,163
		4,869,930

	Oil Refining & Marketing: 1.8%
239,000	Singapore Petroleum Co., Ltd.	1,182,252

	Oil/Integrated: 53.9%
264,785	BP PLC	2,682,716
32,626	Chevron Corporation	2,784,955
34,128	Conoco Phillips	2,600,895
83,300	Eni SPA	2,835,470
32,500	Exxon Mobil Corporation	2,748,850
24,743	Hess Corporation	2,181,838
41,507	Imperial Oil, Ltd.	2,175,534
36,108	Occidental Petroleum Corporation	2,642,022
32,633	OMV AG	2,156,853

GUINNESS ATKINSON GLOBAL ENERGY FUND

SCHEDULE OF INVESTMENTS IN SECURITIES
at March 31, 2008 (Unaudited)

Shares	Value
		COMMON STOCKS: 99.5% - (Continued)
		Oil/Integrated: 53.9% - continued
	47,430	Petro-Canada	2,066,413
	23,130	Petroleo Brasileiro SA - ADR	1,958,880
	79,971	Royal Dutch Shell PLC	2,758,133
	93,800	Statoil ASA	2,814,089
	11,199	Suncor Energy, Inc.	1,082,423
	38,000	Total SA	2,815,187
			36,304,258

		TOTAL COMMON STOCKS	66,987,230

		TOTAL INVESTMENTS
		(cost $53,878,165) + : 99.5%	66,987,230
		OTHER ASSETS IN EXCESS OF LIABILITIES: 0.5%	312,250
		NET ASSETS: 100.0%	$ 67,299,480

*	Non-income producing security.
ADR American Depository Receipt

+	At March 31, 2008, the aggregate unrealized appreciation and depreciation of securities, based on
	their cost for federal income tax purposes, was as follows**:
		Cost of investments for tax purposes	$ 53,578,165
		Gross tax unrealized appreciation	14,904,923
		Gross tax unrealized depreciation	(1,795,858)
		Net tax unrealized appreciation	$ 13,109,065

**	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
	Statements section in the Fund's most recent semi-annual or annual report.

	FAS 157 - Summary of Fair Value Exposure at March 31, 2008
	Various inputs are used in determining the value of the Fund's investments. These inputs are summarized
	in the three broad levels listed below:
	Level 1 - Quoted prices in active markets for identical securities.
	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates,
	prepayment speeds, credit risk, etc.)
	Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair
	value of investments)

	The inputs or methodology used for valuing securities are not an indication of the risk associated with
	investing in those securities.

	The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund's investments
	carried at fair value:

GUINNESS ATKINSON GLOBAL ENERGY FUND

SCHEDULE OF INVESTMENTS IN SECURITIES
at March 31, 2008 (Unaudited)

Shares	Value

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Assets
Securities	$ 66,987,230	$ 49,026,639	$ 17,960,591	$ —
Other Financial Instruments	—	—	—	—
Total	$ 66,987,230	$ 49,026,639	$ 17,960,591	$ —

GUINNESS ATKINSON GLOBAL INNOVATORS FUND

SCHEDULE OF INVESTMENTS IN SECURITIES
at March 31, 2008 (Unaudited)

Shares	Value
	COMMON STOCKS: 98.9%
	Aerospace/Defense: 3.7%
19,830	L-3 Communications Holdings, Inc.	$ 2,168,212

	Auto Manufacturers: 3.4%
35,020	Honda Motor Co., Ltd. - ADR	1,008,926
9,780	Toyota Motor Corporation - ADR	986,704
		1,995,630
	Commerical Banks: 9.9%
86,500	Citigroup, Inc.	1,852,830
26,334	State Street Corporation	2,080,386
115,310	TD Ameritrade Holding Corporation *	1,903,768
		5,836,984
	Communications Equipment: 3.2%
59,842	Nokia Corporation - ADR	1,904,771

	Computers: 3.4%
3,086,000	Lenovo Group, Ltd.	1,982,615

	E-Commerce/Products: 16.0%
31,000	Amazon.Com, Inc. *	2,210,300
80,200	eBay, Inc. *	2,393,168
212,030	Infospace, Inc.	2,453,186
69,280	NetFlix, Inc. *	2,400,552
		9,457,206
	Electronics: 6.9%
34,550	Garmin, Ltd.	1,866,046
7,040	Samsung Electronics Co., Ltd. - GDR	2,198,240
		4,064,286
	Multi-line Insurance: 3.3%
45,535	American International Group, Inc.	1,969,389

	Oil & Gas Producers: 7.1%
33,640	BP PLC - ADR	2,040,266
24,570	Schlumberger, Ltd.	2,137,590
		4,177,856
	Prepackaged Software: 13.1%
98,140	Check Point Software Technologies, Ltd. *	2,198,336
38,558	Microsoft Corporation	1,094,276
114,710	Oracle Corporation *	2,243,728
137,760	Parametric Technology Corporation *	2,201,405
		7,737,745
	Radio & TV Communications Equipment: 3.2%
46,518	Sony Corporation - ADR	1,863,976

	Ready-Mixed Concrete: 3.4%
75,948	Cemex SA de CV - ADR *	1,983,762

	Semiconductors: 10.9%
112,390	Applied Materials, Inc.	2,192,729
101,785	Nvidia Corporation	2,014,325

GUINNESS ATKINSON GLOBAL INNOVATORS FUND

SCHEDULE OF INVESTMENTS IN SECURITIES
at March 31, 2008 (Unaudited)

Shares	Value
		COMMON STOCKS: 98.9% - (continued)
		Semiconductors: 10.9% - continued
	217,838	Taiwan SemiConductor Manufacturing Co., Ltd. - ADR	$ 2,237,196
			6,444,250
		Telecommunications: 7.7%
	611,635	Cable & Wireless PLC	1,807,470
	388,620	Qwest Communications International, Inc.	1,760,449
	33,695	Vodafone Group PLC - ADR	994,339
			4,562,258
		Variety Store: 3.7%
	33,350	Costco Wholesale Corporation	2,166,750

		TOTAL COMMON STOCKS	58,315,690

		TOTAL INVESTMENTS
		(cost $57,518,245) + : 98.9%	58,315,690
		OTHER ASSETS IN EXCESS OF LIABILITIES: 1.1%	658,358
		NET ASSETS: 100.0%	$ 58,974,048

*		Non-income producing security.
ADR American Depository Receipt
GDR Global Depository Receipt

+	At March 31, 2008, the aggregate unrealized appreciation and depreciation of securities, based on
	their cost for federal income tax purposes, was as follows**:
		Cost of investments for tax purposes	$ 57,518,245
		Gross tax unrealized appreciation	6,236,017
		Gross tax unrealized depreciation	(5,438,572)
		Net tax unrealized depreciation	$ 797,445

**	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
	Statements section in the Fund's most recent semi-annual or annual report.

	FAS 157 - Summary of Fair Value Exposure at March 31, 2008
	Various inputs are used in determining the value of the Fund's investments. These inputs are summarized
		in the three broad levels listed below:
	Level 1 - Quoted prices in active markets for identical securities.
	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates,
		prepayment speeds, credit risk, etc.)
	Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair
		value of investments)

	The inputs or methodology used for valuing securities are not an indication of the risk associated with
		investing in those securities.

	The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund's investments
		carried at fair value:

GUINNESS ATKINSON GLOBAL INNOVATORS FUND

SCHEDULE OF INVESTMENTS IN SECURITIES
at March 31, 2008 (Unaudited)

Shares	Value

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Assets
Securities	$ 58,315,690	$ 58,315,690	$ —	$ —
Other Financial Instruments	—	—	—	—
Total	$ 58,315,690	$ 58,315,690	$ —	$ —

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Guinness Atkinson Funds

By (Signature and Title)  /s/ James J. Atkinson
                                                  James J. Atkinson, Jr., President

Date  May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ James J. Atkinson
                                                  James J. Atkinson, Jr., President

Date  May 22, 2008

By (Signature and Title)  /s/ Michael Ricks
                                                  Michael Ricks, Treasurer

Date  May 27, 2008